Derivative Assets and Derivative Liabilities	12 Months Ended
Dec. 31, 2017
Derivative Assets and Derivative Liabilities [abstract]
Derivative Assets and Derviative Liabilities

10. Derivative Assets and Derivative Liabilities

	December 31,	December 31,
Assets	2017	2016
Interest rate swap	$140	$-
Commodity derivative contracts	-	973
Derivative assets	$140	$973

Liabilities
Interest rate swap	$-	$254
Commodity derivative contracts	2,328	-
Derivative liabilities	$2,328	$254

(a)	Commodity derivative contracts

In December 2016, the Company entered into two sets of zinc forward sales contracts with Scotiabank, to mitigate its commodity price risks. The zinc forward sales contracts consist of a total of 3,900 tonnes of zinc at a price of $2,650 per tonne and 3,900 tonnes of zinc at a price of $2,750 per tonne which settled, on average, 650 tonnes per month through to the end of December 2017.

In January 2017, the Company entered into a set of lead forward sales contracts with Scotiabank, to mitigate its commodity price risks.  The lead forward sales contracts consist of 2,965 tonnes of lead at a price of $2,340 per tonne which settled, on average, 270 tonnes per month through to the end of December 2017.

In July 2017, the Company entered into zero cost collars for an aggregate 7,500 tonnes of lead with a floor price of $2,100 per tonne and a cap price of $2,500 per tonne, maturing from August 2017 to June 2018. In 2017, the Company also entered into zero cost collars for an aggregate 6,500 tonnes of zinc with a floor price of $2,500 per tonne and a cap price of $2,965 per tonne, maturing during the first half of 2018.

The zinc and lead contracts are derivative financial instruments and are not accounted for as designated hedges under IAS 39. They were initially recognized at fair value on the date on which the related derivative contracts were entered into and are subsequently re-measured to estimated fair value. Any gains or losses arising from changes in the fair value of the derivatives are credited or charged to profit or loss.

The following table summarizes the gains (losses) from the settlement of and the open positions for the zinc and lead forward sales contracts as at December  31, 2017:

	December 31,	December 31,
	2017	2016
Realized
Zinc Contracts
Tonnes settled	7,803	-
Average settlement price per tonne	$2,894	$-
Settlement gains (losses)	$(1,521)	$-

Lead Contracts
Tonnes settled	4,465	-
Average settlement price per tonne	$2,361	$-
Settlement gains (losses)	$19	$-

Unrealized
Zinc Contracts
Open positions - tonnes	6,500	7,803
Price per tonne	$2,500 - 3,190	$2,650 - 2,750
Unrealized gains (losses)	$(2,957)	$973

Lead Contracts
Open positions - tonnes	6,000	-
Price per tonne	$2,100 - 2,689	$-
Unrealized gains (losses)	$(344)	$-

(b)	Interest rate swap

Effective April 1, 2015, the Company entered into an interest rate swap ("Swap") on a notional amount of $40,000, which expires on March 25, 2019 and matches the maturity of the bank loan. The swap has been designated as a hedge for accounting purposes. The swap was entered into to hedge the variable interest rate risk on the Company’s bank loan. The fixed interest rate on the swap is 1.52% and the floating amount is based on the one-month LIBOR rate. The swap is settled on a monthly basis, with settlement being the net difference between the fixed and floating interest rates.

During the year ended December 31, 2017, the Company recognized unrealized gain of $369  (2016 – $85), related to fair value adjustments through other comprehensive income.  The Swap was determined to be an effective hedge for the years ended December 31, 2017 and 2016, respectively.

Subsequent to December 31, 2017, the Company terminated the Swap and received a $214 settlement payment.